CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents (Note 4)	$ 10,520,262	$ 14,512,198
Short-term investments (Note 4)	0	4,916,421
Receivables	165,514	424,522
Prepaid expenses	407,053	955,121
Total current assets	11,092,829	20,808,262
Equipment (Note 6)	663,266	754,846
Mineral property interests (Note 8)	55,022,183	52,678,763
Reclamation deposits	397,958	215,066
Other assets	156,643	132,873
Total assets	67,332,879	74,589,810
Current
Accounts payable and accrued liabilities	580,829	1,804,126
Loans payable to Oyu Tolgoi LLC (Note 9)	4,863,805	4,327,878
Deferred income tax liabilities	8,014,607	9,392,614
Total liabilities	13,459,241	15,524,618
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 128,877,243 (December 31, 2011 - 127,016,788) issued and outstanding	167,428,814	165,574,192
Additional paid-in capital	18,655,473	17,420,307
Accumulated other comprehensive income (Note 13)	1,939,546	1,901,351
Accumulated deficit during the exploration stage	(134,150,195)	(125,830,658)
Total stockholders' equity	53,873,638	59,065,192
Total liabilities and stockholders' equity	$ 67,332,879	$ 74,589,810